Equity (Preferred Stock) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock [Member]
Preferred Stock
Declaration Date	Nov. 17, 2014	Aug. 15, 2014	May 15, 2014	Mar. 05, 2014	Nov. 15, 2013	Aug. 15, 2013	May 15, 2013	Mar. 05, 2013	Nov. 15, 2012	Aug. 15, 2012	May 15, 2012	Mar. 05, 2012
Record Date	Nov. 30, 2014	Aug. 31, 2014	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012
Series A Preferred Stock [Member]
Preferred Stock
Preferred stock, dividend rate	$ 0.253	$ 0.256	$ 0.256	$ 0.250	$ 0.253	$ 0.256	$ 0.256	$ 0.250	$ 0.253	$ 0.256	$ 0.256	$ 0.253
Preferred stock, dividends	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 26	$ 26	$ 26
Series B Preferred Stock [Member]
Preferred Stock
Preferred stock, dividend rate	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406	$ 0.406
Preferred stock, dividends	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 24	$ 96	$ 96	$ 96